Breakdown of expenses by nature - Summary of Financial Position and the Movements in the Jubilee Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
France
Defined benefit pension provision - Opening
(Gain)/loss from change in demographic assumptions	€ 0	€ 8
France | Foreign countries
Defined benefit pension provision - Opening
Opening balance	537	449
Current service cost	0	69
Interest cost	0	20
Total amount recognized in the consolidated statement of profit or loss	0	89
(Gain)/loss from change in financial assumptions	0	7
Experience (gain)/loss	0	(7)
Remeasurements	0	8
Acquisition	0	0
Benefit payments from plans	0	(9)
Closing balance	537	537
The Netherlands | Country of domicile | Jubilee Plan
Defined benefit pension provision - Opening
Opening balance	35	26
Current service cost	3	5
Interest cost	0	1
Total amount recognized in the consolidated statement of profit or loss	3	9
Remeasurements	0	3
Benefit payments from plans	0	0
Closing balance	€ 38	€ 35